Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Basic earnings per share [abstract]
Profit after tax from continuing operations attributable to the parent	£ 1,125	£ 375
Profit after tax from discontinued operations attributable to the parent	131	99
Total profit after tax attributable to the parent	£ 1,256	£ 474
Basic earnings per share (continuing) (in GBP per share)	£ 0.308	£ 0.105
Basic earnings per share (discontinued) (in GBP per share)	0.036	0.028
Basic earnings per share (continuing and discontinued) (in GBP per share)	£ 0.344	£ 0.133
Weighted average number of shares - basic (in shares)	3,651	3,569
Diluted earnings per share [abstract]
Profit after tax from continuing operations attributable to the parent	£ 1,125	£ 375
Profit after tax from discontinued operations attributable to the parent	131	99
Total profit after tax attributable to the parent	£ 1,256	£ 474
Diluted earnings per share (continuing) (in GBP per share)	£ 0.307	£ 0.105
Diluted earnings per share (discontinued) (in GBP per share)	0.035	0.027
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.342	£ 0.132
Weighted average number of shares - diluted (in shares)	3,668	3,584
Before exceptional items and remeasurements
Basic earnings per share [abstract]
Profit after tax from continuing operations attributable to the parent	£ 917	£ 737
Profit after tax from discontinued operations attributable to the parent	121	260
Total profit after tax attributable to the parent	£ 1,038	£ 997
Basic earnings per share (continuing) (in GBP per share)	£ 0.251	£ 0.207
Basic earnings per share (discontinued) (in GBP per share)	0.033	0.073
Basic earnings per share (continuing and discontinued) (in GBP per share)	£ 0.284	£ 0.280
Diluted earnings per share [abstract]
Profit after tax from continuing operations attributable to the parent	£ 917	£ 737
Profit after tax from discontinued operations attributable to the parent	121	260
Total profit after tax attributable to the parent	£ 1,038	£ 997
Diluted earnings per share (continuing) (in GBP per share)	£ 0.250	£ 0.206
Diluted earnings per share (discontinued) (in GBP per share)	0.033	0.073
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.283	£ 0.279
Exceptional items and remeasurements
Basic earnings per share [abstract]
Profit after tax from continuing operations attributable to the parent	£ 208	£ (362)
Profit after tax from discontinued operations attributable to the parent	10	(161)
Total profit after tax attributable to the parent	£ 218	£ (523)
Basic earnings per share (continuing) (in GBP per share)	£ 0.057	£ (0.102)
Basic earnings per share (discontinued) (in GBP per share)	0.003	(0.045)
Basic earnings per share (continuing and discontinued) (in GBP per share)	£ 0.060	£ (0.147)
Diluted earnings per share [abstract]
Profit after tax from continuing operations attributable to the parent	£ 208	£ (362)
Profit after tax from discontinued operations attributable to the parent	10	(161)
Total profit after tax attributable to the parent	£ 218	£ (523)
Diluted earnings per share (continuing) (in GBP per share)	£ 0.057	£ (0.101)
Diluted earnings per share (discontinued) (in GBP per share)	0.002	(0.046)
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.059	£ (0.147)